Acquisitions of Stork Holding B.V. - Acquired Intangible assets (Details) - Stork Holding B.V.	Mar. 01, 2016
Customer relationships
Acquired intangible assets
Useful lives	8 years
Trade names | Minimum
Acquired intangible assets
Useful lives	2 years
Trade names | Maximum
Acquired intangible assets
Useful lives	15 years